OPERATING LEASES	12 Months Ended
Mar. 31, 2014
OPERATING LEASES
OPERATING LEASES

(16)       OPERATING LEASES

The Group leased one floor of its building on March 1, 2014. The operating lease expires during the next six years.

Minimum rentals under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Property on Operating Leases

March 31, 2014
RMB
Building	26,251,157
Less: Accumulated depreciation	(4,156,433)
22,094,724

Rentals under Operating Leases

Future minimum rentals under non-cancelable operating leases as of March 31, 2014 are:

Minimum
Rentals Amount
RMB
Year ended March 31:
2015	2,753,079
2016	3,308,825
2017	3,475,825
2018	3,647,360
2019	3,830,195
Thereafter	3,663,927
20,679,211